Note 4 - License Agreements (Details)	1 Months Ended	12 Months Ended		42 Months Ended									0 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended		42 Months Ended			1 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended							12 Months Ended
	Mar. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Apr. 03, 2014 Subsequent Event [Member] Patent Coverage Available [Member] Dalhousie University [Member]	Apr. 03, 2014 Subsequent Event [Member] Data Protection Available [Member] Dalhousie University [Member]	Apr. 30, 2014 Subsequent Event [Member] MabLife [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] MabLife [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] MabLife [Member] April 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] MabLife [Member] May 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] MabLife [Member] June 2014 [Member] Patents [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] MabLife [Member] August 2014 [Member] Patents [Member] USD ($)	Apr. 03, 2014 Subsequent Event [Member] Dalhousie University [Member] USD ($)	Dec. 31, 2013 Achievement of Milestoe Marks [Member] iCo [Member] USD ($)	Mar. 31, 2012 Annual Installments [Member] MabLife [Member] Exclusive License Rights [Member] USD ($)	Apr. 30, 2012 Execution of Agreement [Member] MabLife [Member] USD ($)	Jun. 30, 2011 Ordinary Shares [Member] iCo [Member] USD ($)	Jun. 30, 2011 iCo [Member] Cash Payment [Member] USD ($)	Jun. 30, 2011 iCo [Member] Exclusive License Rights [Member] USD ($)	Dec. 31, 2013 iCo [Member] USD ($)	Dec. 31, 2012 iCo [Member] USD ($)	Dec. 31, 2013 iCo [Member] USD ($)	Jun. 30, 2011 iCo [Member] USD ($)	Dec. 31, 2012 iCo [Member] From inception [Member]	Apr. 30, 2011 Yissum [Member] License Maintenance Fee [Member] USD ($)	Apr. 30, 2011 Yissum [Member] Max Amount of Maintenance Fee Year One - Year Six [Member] USD ($)	Apr. 30, 2011 Yissum [Member] Research Fee [Member] USD ($)	Apr. 30, 2011 Yissum [Member] Research Fees year 2-6 [Member] USD ($)	Apr. 30, 2011 Yissum [Member] Aggregate Research Fees, Maximum [Member] USD ($)	Apr. 30, 2011 Yissum [Member] USD ($)	Dec. 31, 2013 Yissum [Member] USD ($)	Dec. 31, 2013 MabLife [Member] Present Value [Member] Patents [Member] USD ($)	Mar. 31, 2012 MabLife [Member] USD ($)	Dec. 31, 2013 MabLife [Member] USD ($)	Dec. 31, 2012 MabLife [Member] USD ($)	Mar. 31, 2011 Kadouche [Member] Cash Payment [Member] USD ($)	Mar. 31, 2011 Kadouche [Member] Exclusive License Rights [Member] USD ($)	May 02, 2012 Lonza [Member] Annual Payments - License Cost [Member] USD ($)	May 02, 2012 Lonza [Member] Annual Payments - License Cost [Member] EUR (€)	May 02, 2012 Lonza [Member] Annual Payments, Sublicense [Member] USD ($)	May 02, 2012 Lonza [Member] Annual Payments, Sublicense [Member] EUR (€)	May 02, 2012 Lonza [Member] Cell Line Payments [Member] USD ($)	May 02, 2012 Lonza [Member] Cell Line Payments [Member] EUR (€)	May 02, 2012 Lonza [Member]	Dec. 31, 2013 Shire BioChem (Member) USD ($)
Note 4 - License Agreements (Details) [Line Items]
License Costs															$ 600,000	$ 60,000		$ 500,000	$ 1,700,000						$ 30,000	$ 100,000	$ 400,000	$ 400,000	$ 1,800,000							$ 20,000	$ 700,000	$ 113,873	€ 75,000	$ 500,000	€ 300,000	$ 3,045	€ 2,000
Stock Issued During Period, Shares, Other (in Shares)	800,000																600,000													800,000
Stock Issued During Period, Value, Other	700,000																1,000,000													700,000
Shares Issued, Price Per Share (in Dollars per share)																	$ 1.72													$ 0.87
Class of Warrant or Right, Issued																							200,000
Convertible Debt, Fair Value Disclosures																							200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																							0.95
Percent of Company's Issued and Outstanding Share Capital																							6.14%
Dilution Rate																							2.50%
Pre-Money Valuation Minimum																							30,000,000
Derivative Liability																				0	600,000	0	800,000
		74,000	(16,000)	58,000																74,242	15,854	58,388
Common Stock, Shares Authorized (in Shares)		225,000,000	225,000,000	225,000,000																350,013	64,384	350,013		458,621
Milestone Payments																				32,000,000										8,600,000
Royalty Rate, Milestone Payments																				8.50%
Licenses Revenue														100,000,000
Royalty Rate, Percent of Net Sales					5.00%	3.00%																								4.50%			0.60%											1.00%
Percent of Sub-License Consideration																														18.00%
Long-term Debt, Gross																															300,000
Fair Value of Annual License Costs																																	400,000
Interest Rate on License Costs																																	12.00%
Interest Expense, Other																																		79,000	35,000
Purchase Obligation, Future Minimum Payments, Remainder of Fiscal Year							100,000	20,000	35,000	80,000	33,000	34,000
Purchase Obligation, Due in Second Year							100,000	25,000
Purchase Obligation, Due in Third Year							100,000	25,000
Purchase Obligation, Due in Fourth Year							35,000	25,000
Purchase Obligation, Due in Fifth Year								25,000
Purchase Obligation, Present Value of Future Payments																																400,000
Purchase Obligation Present Value Of Future Payments Short Term																																100,000
Royalty Rate Net Selling Price Of The Product																																								2.00%	2.00%			1.50%
Maintenance Fee Obligation Waived													0.5
Effect on Future Cash Flows, Amount																																													$ 26,000,000